PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 8,509	Rp 9,717
Service costs	657	504
Interest income	595	607
Benefits paid by employer	(1,639)	(719)
Pension benefit obligations at end of year	9,862	8,509
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 50	Rp 48
Pre retirement employees inactiveness period	6 months
Retirement age	56 years